Group Organization and Basis of Presentation of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
Group Organization and Basis of Presentation of Consolidated Financial Statements [Abstract]
GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
2.	GROUP ORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
The Group structure as at the reporting date is as follows: